SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant estimates include the assumptions used in the accrual for potential liabilities, the net realizable value of inventory, the valuation of debt and equity instruments, the fair value of derivative liabilities, valuation of stock options issued for services, and deferred tax valuation allowances. Actual results may differ from those estimates.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”). The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which include (1) identifying the contract or agreement with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company may enter into product development and other agreements with collaborative partners. The terms of the agreements may include non-refundable signing and licensing fees, milestone payments and royalties on any product sales derived from collaborations.

Royalty revenue will be recognized upon the sale of the related products provided the Company has no remaining performance obligations under the agreement.

Deferred revenue

Deferred revenue

The Company has entered into license agreements and recognizes up front license payments as revenue upon delivery of the license only if the license has stand-alone value to the customer. However, where further performance criteria must be met, revenue is deferred and recognized on a basis that is considered to be appropriate to the conditions associated with the license and over the period the Company is expected to complete these performance obligations.

Research and development expenses

Research and development expenses

The Company charges research and development expenses to operations as incurred. Research and development expenses primarily consist of salaries and related expenses for personnel and outside contractor and consulting services. Other research and development expenses include the costs of materials and supplies used in research and development, prototype manufacturing, clinical studies, related information technology and an allocation of facilities costs.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consists primarily of cash deposits maintained in the UK.

We maintain cash balances in U.S. Dollar (“USD”), Great Britain Pound Sterling (“GBP”), and the Euro. The following table, reported in USD, disaggregates our cash balances by currency denomination:

	March 31, 2023	March 31, 2022
Cash denominated in:
USD	$5,606,972	$14,769,720
GBP	4,446,720	2,911,117
Euro	51,443	68,396
Total	$10,105,135	$17,749,233

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out (“FIFO”) basis. The Company records adjustments to its inventory based on an estimated forecast of the inventory demand, taking into consideration, among others, inventory turnover, inventory quantities on hand, unfilled customer order quantities, and forecasted demand. If the estimated net realizable value is determined to be less than the recorded cost of the inventory, the difference is recognized as a loss in the period in which it occurs. Once inventory has been written down, it creates a new cost basis for inventory that may not be subsequently written up.

Property and equipment

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, generally four to five years. Depreciation is charged to operating expenses.

Intangible assets

Intangible assets

Intangible assets consist of licenses and patents associated primarily with the sugarBEAT® device and are amortized on a straight-line basis, generally over the shorter of their estimated useful lives or legal lives. Costs capitalized relate to invoices received from third parties and not any internal costs. The Company evaluates its intangible assets (all have finite lives) and other long-lived assets for impairment whenever events or circumstances indicate that they may not be recoverable, or at least annually. Recoverability of finite life intangibles and other long-lived assets is measured by comparing the carrying amount of an asset group to the future undiscounted net cash flows expected to be generated by that asset group. The Company groups assets for purposes of such review at the lowest level for which identifiable cash flows of the asset group are largely independent of the cash flows of the other groups of assets and liabilities. The amount of impairment to be recognized for finite life intangibles and other long-lived assets is calculated as the difference between the carrying value and the fair value of the asset group, generally measured by discounting estimated future cash flows.

Software development costs

Software development costs

The Company capitalizes costs incurred to implement software for its internal use, including hosted applications costs to support the Company’s planned services. During the year ended March 31, 2023, the Company determined that software development costs were impaired and recorded an impairment of $655,641.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits as part of income tax expense in the consolidated statements of comprehensive loss. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense related to unrecognized tax benefits recognized for the years ended March 31, 2023 and 2022.

Earnings (loss) per share

Earnings (loss) per share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted loss per common share reflects the potential dilution that could occur if convertible debentures, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

Since the effects of outstanding options and warrants are anti-dilutive for the years ended March 31, 2023 and 2022, shares of common stock underlying these instruments have been excluded from the computation of loss per common share.

The following sets forth the number of shares of common stock underlying outstanding options and warrants as of March 31, 2023 and 2022:

	March 31,
	2023	2022

Warrants	6,369,304	1,573,098
Stock options	40,000	40,000

	6,409,304	1,613,098

Foreign currency translation

Foreign currency translation

The functional currency of the Company is the GBP, while the reporting currency is the USD. Assets and liabilities are translated into USD using the exchange rate on the balance sheet date, and the amounts of revenue and expense are translated at the average exchange rate prevailing during the period. Stockholders' equity is translated at historical exchange rates. The gains and losses resulting from translation of financial statement amounts into USD are recorded as a separate component of accumulated other comprehensive loss within stockholders’ deficit.

We used the exchange rates in the following table to translate amounts denominated in non-USD currencies as of and for the periods noted:

	As of March 31,
	2023	2022
Exchange rates at March 31:
GBP:USD	1.236	1.316
EURO:USD	1.138	1.184

	For the Years Ended March 31,
	2023	2022
Average exchange rate during the year ended March 31:
GBP:USD	1.215	1.342

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, "Derivatives and Hedging" (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The Company’s use of derivative financial instruments is generally limited to managing foreign exchange rate risks. In addition, warrants issued by the Company that do not meet the criteria for equity treatment are recorded as liabilities. We do not use financial instruments or derivatives for any trading purposes.

Fair value of financial instruments

Fair value of financial instruments

In accordance with ASC 820, “Fair Value Measurements and Disclosures,” the Company determines the fair value of financial instruments with the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities at fair value as of March 31, 2023 and 2022:

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets	$—	$—	$—	$—
Total assets	$—	$—	$—	$—

Liabilities
Foreign exchange contract derivative liability	$—	$731,730	$—	$731,730
Warrant derivative liability	—	—	3,092,000	3,092,000
Total liabilities	$—	$731,730	$3,092,000	$3,823,730

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets	$—	$—	$—	$—
Total assets	$—	$—	$—	$—

Liabilities
Foreign exchange contract derivative liability	$—	$440,196	$—	$440,196
Total liabilities	$—	$440,196	$—	$440,196

As of March 31, 2022, there was no warrant derivative liability. The following table provides a roll-forward of the warrant derivative liability measured at fair value on a recurring basis using unobservable level 3 inputs for the year ended March 31, 2023 as follows:

March 31, 2023
Warrant liability
Balance as of beginning of period – March 31, 2022	$—
Fair value of warrant liability recognized upon issuance of warrants in January 2023	4,956,000
Change in fair value of warrant derivative liability	(1,864,000)
Balance as of end of period – March 31, 2023	$3,092,000

The Company believes the carrying amount of its financial instruments (consisting of cash, accounts receivable, and accounts payable and accrued liabilities) approximates fair value due to the short-term nature of such instruments.

Retirement benefit plan

Retirement benefit plan

The Company operates a retirement plan which covers most of our regular employees in the UK and allows them to make contributions. The Company also provides a matching contribution on a portion of the employee contributions. Total expenses incurred under this plan for the fiscal years ended March 31, 2023 and 2022, were $37,645 and $24,300, respectively.

Stock-based compensation

Stock-based compensation

The Company periodically issues stock options and restricted stock awards to employees and non-employees in non-capital raising transactions for services and for financing costs. The Company accounts for such grants issued and vesting based on ASC 718, Compensation-Stock Compensation whereby the value of the award is measured on the date of grant and recognized for employees as compensation expense on the straight-line basis over the vesting period. Recognition of compensation expense for non-employees is in the same period and manner as if the Company had paid cash for the services. The Company recognizes the fair value of stock-based compensation within its Statements of Operations with classification depending on the nature of the services rendered.

The fair value of the Company’s stock options is estimated using the Black-Scholes Option Pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or restricted stock, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes Option Pricing model and based on actual experience. The assumptions used in the Black-Scholes Option Pricing model could materially affect compensation expense recorded in future periods.

Direct costs incurred for equity offerings

Direct costs incurred for equity offerings

The Company includes all direct costs incurred in connection with successful equity offerings as a component of additional paid-in capital. Direct costs incurred for equity offerings that are unsuccessful are expensed.

Reclassifications

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation. In presenting the Company’s consolidated balance sheet at March 31, 2022, the Company presented $255,112 VAT receivable as part of prepaid expenses and other receivables of $750,167. In presenting the Company’s consolidated balance sheet at March 31, 2023, the Company has reclassified the balance of $255,112 as a separate line item VAT receivable, and the balance of $495,055 is presented as prepaid expenses in the accompanying March 31, 2022 financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company's financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company's consolidated financial statements properly reflect the change.